Schedule of Investments
September 30, 2021
(Unaudited)
Shares		Value
Money Market Funds–100.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(b)	1,050,007	$1,050,007
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(a)(b)	749,705	750,005
Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(b)	1,200,008	1,200,008
Total Money Market Funds (Cost $3,000,020)		3,000,020
Shares	Value

Options Purchased–50.58%
(Cost $1,517,203)(c)	$1,517,203
TOTAL INVESTMENTS IN SECURITIES–150.58% (Cost $4,517,223)	4,517,223
OTHER ASSETS LESS LIABILITIES—(50.58)%	(1,517,271)
NET ASSETS–100.00%	$2,999,952

Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,050,007	$-	$-	$-	$1,050,007	$-
Invesco Liquid Assets Portfolio, Institutional Class	-	750,005	-	-	-	750,005	-
Invesco Treasury Portfolio, Institutional Class	-	1,200,008	-	-	-	1,200,008	-
Total	$-	$3,000,020	$-	$-	$-	$3,000,020	$-

(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(c)	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	09/30/2022	40	USD	10.74	USD	42,960	$ 1,379,962
Equity Risk
Invesco QQQ Trust, Series 1	Put	09/30/2022	40	USD	357.96	USD	1,431,840	137,241
Total Open Exchange-Traded Equity Options Purchased			80					$1,517,203

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(a)		Value	Unrealized Appreciation
Equity Risk
Invesco QQQ Trust, Series 1	Call	09/30/2022	40	USD	414.41	$ (40,758)	USD	1,657,640	$(40,758)	$ 0
Equity Risk
Invesco QQQ Trust, Series 1	Put	09/30/2022	40	USD	322.16	(86,198)	USD	1,288,640	(86,198)	0
Total Open Exchange-Traded Equity Options Written						$(126,956)			$(126,956)	$ 0

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	–U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco® V.I. Nasdaq 100 Buffer Fund - September

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$3,000,020	$—	$—	$3,000,020
Options Purchased	1,517,203	—	—	1,517,203
Total Investments in Securities	4,517,223	—	—	4,517,223
Other Investments - Liabilities*
Options Written	(126,956)	—	—	(126,956)
Total Investments	$4,390,267	$—	$—	$4,390,267

*	Options written are shown at value.
Invesco® V.I. Nasdaq 100 Buffer Fund - September